Share-based payments - Additional Information (Detail)			12 Months Ended
	Jan. 04, 2024	Jan. 04, 2019	Jun. 30, 2020 AUD ($) shares	Jun. 30, 2019 AUD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee remuneration expense			$ 262,105	$ 246,387
Percentage of Options vested		50.00%
Options cancelled			585,599
Weighted average remaining contractual life of outstanding share options			2 years 9 months 10 days	1 year 5 months 4 days
Number of options issued to employees			250,000	250,000
Options vesting period	3 years		1 year
Options expiry period			5 years
Stock option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the new options granted			$ 216,000
Options cancelled			750,000
New Options replaced | shares			1,200,000
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the new options granted			$ 0.780
Percentage of Options exercisable				50.00%
Percentage of Options vested				50.00%
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the new options granted			0.206
Percentage of Options exercisable				25.00%
Percentage of Options vested				25.00%
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the new options granted			$ 0.200
Percentage of Options exercisable				50.00%
Percentage of Options vested				50.00%
Other Tranche One [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested			9
Other Tranche One [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested			75.00%
Other Tranche Two [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested			12
Other Tranche Two [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested			50.00%
Other Tranche Three [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested			14
Other Tranche Three [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested			50.00%
Other Tranche Four [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested			15
Other Tranche Four [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested			67.00%
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the new options granted			$ 0.180
Percentage of Options vested			50.00%
Percentage of options going to vest			50.00%
Options vesting period			3 years
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the new options granted			$ 0.340
Number of options issued to employees			250,000
Options vesting period			4 years